Consolidated Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 48,163,701	$ 76,878,134
Accounts receivable	118,650,575	78,619,230
Inventory	17,967,948	13,239,037
Prepaid and other current assets	9,759,439	12,678,423
Total current assets	194,541,663	181,414,824
Equipment and other fixed assets, net	87,300,924	63,559,080
Goodwill	340,806,853	266,790,518
Other assets	5,670,301	6,851,892
Deferred tax assets	33,518,857	27,505,379
Total Assets	661,838,598	546,121,693
Current liabilities:
Accounts payable and accrued expenses	136,071,887	102,728,093
Current portion of capital lease obligations	20,421,195	19,749,854
Current portion of long-term debt	2,615,705	1,721,132
Contract liabilities	15,584,066	9,556,423
Other liabilities	16,459,388	17,138,684
Total current liabilities	191,152,241	150,894,186
Long-term debt, less current portion	463,552,896	395,111,563
Capital lease obligations, less current portion	165,876	233,139
Other long-term liabilities	36,580,187	29,364,151
Total Liabilities	691,285,324	575,369,900
Commitments and contingencies (note 14)
Stockholders' Deficit
Additional paid-in capital	21,843,967	11,252,052
Accumulated deficit	(27,367,676)	(27,209,514)
Accumulated other comprehensive income	(5,139,138)	1,431,029
Total stockholders' deficit attributable to AdaptHealth Corp.	(10,655,455)	(14,519,195)
Noncontrolling interest in subsidiaries	(18,791,271)	(14,729,012)
Total Stockholders' Equity (Deficit)	(29,446,726)	(29,248,207)
Total Liabilities and Stockholders' Deficit	661,838,598	546,121,693
Class A Common Stock
Stockholders' Deficit
Common stock value	4,336	4,082
Class B Common Stock
Stockholders' Deficit
Common stock value	$ 3,056	$ 3,156